Distribution Date:	10/13/21	GS Mortgage Securities Trust 2017-GS7
Determination Date:	10/06/21
Next Distribution Date:	11/15/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2017-GS7

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Leah Nivison	(212) 902-1000
Certificate Interest Reconciliation Detail	4		200 West Street, | New York, NY 10282
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9090
Historical Detail	18		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	23		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	24		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	36254CAS9	1.950000%	18,155,000.00	3,870,848.83	485,151.61	6,290.13	0.00	0.00	491,441.74	3,385,697.22	30.42%	30.00%
A-2	36254CAT7	2.945000%	56,176,000.00	56,176,000.00	0.00	137,865.27	0.00	0.00	137,865.27	56,176,000.00	30.42%	30.00%
A-3	36254CAU4	3.167000%	315,000,000.00	315,000,000.00	0.00	831,337.50	0.00	0.00	831,337.50	315,000,000.00	30.42%	30.00%
A-4	36254CAV2	3.430000%	340,612,000.00	340,612,000.00	0.00	973,582.63	0.00	0.00	973,582.63	340,612,000.00	30.42%	30.00%
A-AB	36254CAW0	3.203000%	27,207,000.00	27,207,000.00	0.00	72,620.02	0.00	0.00	72,620.02	27,207,000.00	30.42%	30.00%
A-S	36254CAZ3	3.663000%	74,363,000.00	74,363,000.00	0.00	226,993.06	0.00	0.00	226,993.06	74,363,000.00	23.45%	23.13%
B	36254CBA7	3.884000%	47,322,000.00	47,322,000.00	0.00	153,165.54	0.00	0.00	153,165.54	47,322,000.00	19.01%	18.75%
C	36254CBB5	4.236000%	51,378,000.00	51,378,000.00	0.00	181,364.34	0.00	0.00	181,364.34	51,378,000.00	14.19%	14.00%
D	36254CAA8	3.000000%	20,281,000.00	20,281,000.00	0.00	50,702.50	0.00	0.00	50,702.50	20,281,000.00	12.29%	12.13%
E	36254CAE0	3.000000%	16,852,000.00	16,852,000.00	0.00	42,130.00	0.00	0.00	42,130.00	16,852,000.00	10.71%	10.57%
F-RR	36254CAG5	4.413619%	21,005,000.00	21,005,000.00	0.00	77,256.72	0.00	0.00	77,256.72	21,005,000.00	8.74%	8.63%
G-RR	36254CAJ9	4.413619%	27,042,000.00	27,042,000.00	0.00	99,460.91	0.00	0.00	99,460.91	27,042,000.00	6.21%	6.13%
H-RR	36254CAL4	4.413619%	12,168,000.00	12,168,000.00	0.00	44,754.10	0.00	0.00	44,754.10	12,168,000.00	5.07%	5.00%
*
J-RR	36254CAN0	4.413619%	54,082,734.00	54,082,734.00	0.00	198,917.16	0.00	0.00	198,917.16	54,082,734.00	0.00%	0.00%
R	36254CAQ3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,081,643,734.00	1,067,359,582.83	485,151.61	3,096,439.88	0.00	0.00	3,581,591.49	1,066,874,431.22

Notional Certificates
X-A	36254CAX8	1.111697%	831,513,000.00	817,228,848.83	0.00	757,092.09	0.00	0.00	757,092.09	816,743,697.22
X-B	36254CAY6	0.346386%	98,700,000.00	98,700,000.00	0.00	28,490.29	0.00	0.00	28,490.29	98,700,000.00
X-D	36254CAC4	1.413619%	37,133,000.00	37,133,000.00	0.00	43,743.26	0.00	0.00	43,743.26	37,133,000.00
Notional SubTotal			967,346,000.00	953,061,848.83	0.00	829,325.64	0.00	0.00	829,325.64	952,576,697.22

Deal Distribution Total					485,151.61	3,925,765.52	0.00	0.00	4,410,917.13

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36254CAS9	213.21117213	26.72275461	0.34646819	0.00000000	0.00000000	0.00000000	0.00000000	27.06922280	186.48841752
A-2	36254CAT7	1,000.00000000	0.00000000	2.45416673	0.00000000	0.00000000	0.00000000	0.00000000	2.45416673	1,000.00000000
A-3	36254CAU4	1,000.00000000	0.00000000	2.63916667	0.00000000	0.00000000	0.00000000	0.00000000	2.63916667	1,000.00000000
A-4	36254CAV2	1,000.00000000	0.00000000	2.85833332	0.00000000	0.00000000	0.00000000	0.00000000	2.85833332	1,000.00000000
A-AB	36254CAW0	1,000.00000000	0.00000000	2.66916676	0.00000000	0.00000000	0.00000000	0.00000000	2.66916676	1,000.00000000
A-S	36254CAZ3	1,000.00000000	0.00000000	3.05250003	0.00000000	0.00000000	0.00000000	0.00000000	3.05250003	1,000.00000000
B	36254CBA7	1,000.00000000	0.00000000	3.23666667	0.00000000	0.00000000	0.00000000	0.00000000	3.23666667	1,000.00000000
C	36254CBB5	1,000.00000000	0.00000000	3.53000000	0.00000000	0.00000000	0.00000000	0.00000000	3.53000000	1,000.00000000
D	36254CAA8	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	36254CAE0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F-RR	36254CAG5	1,000.00000000	0.00000000	3.67801571	0.00000000	0.00000000	0.00000000	0.00000000	3.67801571	1,000.00000000
G-RR	36254CAJ9	1,000.00000000	0.00000000	3.67801605	0.00000000	0.00000000	0.00000000	0.00000000	3.67801605	1,000.00000000
H-RR	36254CAL4	1,000.00000000	0.00000000	3.67801611	0.00000000	0.00000000	0.00000000	0.00000000	3.67801611	1,000.00000000
J-RR	36254CAN0	1,000.00000000	0.00000000	3.67801598	0.00000000	0.14380578	0.00000000	0.00000000	3.67801598	1,000.00000000
R	36254CAQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36254CAX8	982.82149387	0.00000000	0.91049940	0.00000000	0.00000000	0.00000000	0.00000000	0.91049940	982.23803743
X-B	36254CAY6	1,000.00000000	0.00000000	0.28865542	0.00000000	0.00000000	0.00000000	0.00000000	0.28865542	1,000.00000000
X-D	36254CAC4	1,000.00000000	0.00000000	1.17801578	0.00000000	0.00000000	0.00000000	0.00000000	1.17801578	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	6,290.13	0.00	6,290.13	0.00	0.00	0.00	6,290.13	0.00
A-2	09/01/21 - 09/30/21	30	0.00	137,865.27	0.00	137,865.27	0.00	0.00	0.00	137,865.27	0.00
A-3	09/01/21 - 09/30/21	30	0.00	831,337.50	0.00	831,337.50	0.00	0.00	0.00	831,337.50	0.00
A-4	09/01/21 - 09/30/21	30	0.00	973,582.63	0.00	973,582.63	0.00	0.00	0.00	973,582.63	0.00
A-AB	09/01/21 - 09/30/21	30	0.00	72,620.02	0.00	72,620.02	0.00	0.00	0.00	72,620.02	0.00
X-A	09/01/21 - 09/30/21	30	0.00	757,092.09	0.00	757,092.09	0.00	0.00	0.00	757,092.09	0.00
X-B	09/01/21 - 09/30/21	30	0.00	28,490.29	0.00	28,490.29	0.00	0.00	0.00	28,490.29	0.00
A-S	09/01/21 - 09/30/21	30	0.00	226,993.06	0.00	226,993.06	0.00	0.00	0.00	226,993.06	0.00
B	09/01/21 - 09/30/21	30	0.00	153,165.54	0.00	153,165.54	0.00	0.00	0.00	153,165.54	0.00
C	09/01/21 - 09/30/21	30	0.00	181,364.34	0.00	181,364.34	0.00	0.00	0.00	181,364.34	0.00
D	09/01/21 - 09/30/21	30	0.00	50,702.50	0.00	50,702.50	0.00	0.00	0.00	50,702.50	0.00
X-D	09/01/21 - 09/30/21	30	0.00	43,743.26	0.00	43,743.26	0.00	0.00	0.00	43,743.26	0.00
E	09/01/21 - 09/30/21	30	0.00	42,130.00	0.00	42,130.00	0.00	0.00	0.00	42,130.00	0.00
F-RR	09/01/21 - 09/30/21	30	0.00	77,256.72	0.00	77,256.72	0.00	0.00	0.00	77,256.72	0.00
G-RR	09/01/21 - 09/30/21	30	0.00	99,460.91	0.00	99,460.91	0.00	0.00	0.00	99,460.91	0.00
H-RR	09/01/21 - 09/30/21	30	0.00	44,754.10	0.00	44,754.10	0.00	0.00	0.00	44,754.10	0.00
J-RR	09/01/21 - 09/30/21	30	7,748.91	198,917.16	0.00	198,917.16	0.00	0.00	0.00	198,917.16	7,777.41
Totals			7,748.91	3,925,765.52	0.00	3,925,765.52	0.00	0.00	0.00	3,925,765.52	7,777.41

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	4,410,917.13
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,945,883.14	Master Servicing Fee	11,872.28
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,269.16
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	444.73
ARD Interest	0.00	Operating Advisor Fee	1,992.40
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	249.05
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,945,883.14	Total Fees	20,117.63

Principal		Expenses/Reimbursements
Scheduled Principal	485,151.61	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	485,151.61	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,925,765.52
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	485,151.61
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,410,917.13
Total Funds Collected	4,431,034.75	Total Funds Distributed	4,431,034.76

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,067,359,583.68	1,067,359,583.68	Beginning Certificate Balance	1,067,359,582.83
(-) Scheduled Principal Collections	485,151.61	485,151.61	(-) Principal Distributions	485,151.61
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,066,874,432.07	1,066,874,432.07	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,067,437,209.68	1,067,437,209.68	Ending Certificate Balance	1,066,874,431.22
Ending Actual Collateral Balance	1,066,874,432.07	1,066,874,432.07

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.85)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.85)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.41%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	4,812,428.78	0.45%	7	4.2300	NAP	Defeased	1	4,812,428.78	0.45%	7	4.2300	NAP
10,000,000 or less	3	14,870,934.74	1.39%	48	4.5614	1.795429	1.30 or less	7	208,796,082.02	19.57%	64	4.8261	0.683267
10,000,001 to 20,000,000	11	162,268,137.60	15.21%	63	4.6414	1.532701	1.31-1.40	2	31,449,600.42	2.95%	70	4.6836	1.358956
20,000,001 to 30,000,000	5	123,474,870.54	11.57%	68	4.7373	1.631350	1.41-1.50	1	29,325,696.18	2.75%	67	4.4000	1.503600
30,000,001 to 40,000,000	4	147,419,176.41	13.82%	55	4.4643	1.982436	1.51-1.60	3	34,248,366.26	3.21%	68	4.6018	1.574627
40,000,001 to 60,000,000	3	159,218,884.00	14.92%	69	4.7494	0.908336	1.61-2.00	9	256,164,937.70	24.01%	59	4.5297	1.911748
60,000,001 to 80,000,000	2	152,300,000.00	14.28%	69	3.9745	2.971227	2.01-2.40	4	160,517,320.71	15.05%	68	4.4992	2.131628
80,000,001 to 100,000,000	2	165,250,000.00	15.49%	67	4.3509	1.998932	2.41-3.00	3	124,300,000.00	11.65%	69	4.2896	2.728456
100,000,001 or greater	1	137,260,000.00	12.87%	67	4.1365	4.389300	3.01 or greater	2	217,260,000.00	20.36%	68	3.9353	3.887376
Totals	32	1,066,874,432.07	100.00%	65	4.4360	2.165261	Totals	32	1,066,874,432.07	100.00%	65	4.4360	2.165261
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	4,812,428.78	0.45%	7	4.2300	NAP
							Defeased	1	4,812,428.78	0.45%	7	4.2300	NAP
California	5	280,819,545.53	26.32%	68	4.0222	3.499488
							Lodging	3	116,853,611.35	10.95%	52	5.4426	1.043015
Cayman Islands	1	32,919,176.41	3.09%	9	5.4485	1.907123
							Mixed Use	4	156,000,000.00	14.62%	68	4.2899	1.388063
Colorado	2	25,092,204.76	2.35%	54	4.8367	1.904221
							Multi-Family	3	67,544,526.05	6.33%	67	4.4246	1.575902
Florida	2	53,030,633.89	4.97%	67	4.4000	1.643915
							Office	13	543,750,729.77	50.97%	66	4.2214	2.876617
Hawaii	1	37,500,000.00	3.51%	70	4.3000	1.854600
							Retail	11	177,913,136.12	16.68%	67	4.5689	1.630037
Indiana	1	23,553,561.41	2.21%	69	4.7110	1.159100
							Totals	35	1,066,874,432.07	100.00%	65	4.4360	2.165261
Michigan	1	10,451,374.40	0.98%	68	4.6100	1.557100

Missouri	1	24,715,550.94	2.32%	69	5.5370	2.397400

Montana	1	15,300,000.00	1.43%	70	4.8005	1.835200

New Mexico	2	16,380,111.16	1.54%	68	4.0922	2.251252

New York	9	313,300,000.00	29.37%	68	4.3587	1.919610

Ohio	2	39,110,832.56	3.67%	69	4.7446	1.308380

Pennsylvania	1	4,398,618.82	0.41%	70	4.6660	1.919000

Texas	4	105,240,393.41	9.86%	61	5.1181	0.611350

Washington, DC	1	80,250,000.00	7.52%	65	4.2460	1.942300

Totals	35	1,066,874,432.07	100.00%	65	4.4360	2.165261

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,812,428.78	0.45%	7	4.2300	NAP	Defeased	1	4,812,428.78	0.45%	7	4.2300	NAP
	4.000% or less	2	120,000,000.00	11.25%	68	3.7113	2.732300	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	5	274,890,111.16	25.77%	67	4.1706	3.257540	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	8	363,830,633.89	34.10%	68	4.4032	1.848000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	8	116,068,997.32	10.88%	69	4.6451	1.431456	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	4	57,327,913.02	5.37%	63	4.8246	1.732708	49 months or greater	31	1,062,062,003.29	99.55%	65	4.4370	2.164684
	5.001 or greater	4	129,944,347.90	12.18%	48	5.4081	1.060824	Totals	32	1,066,874,432.07	100.00%	65	4.4360	2.165261
	Totals	32	1,066,874,432.07	100.00%	65	4.4360	2.165261
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,812,428.78	0.45%	7	4.2300	NAP	Defeased	1	4,812,428.78	0.45%	7	4.2300	NAP
	60 months or less	3	51,102,117.72	4.79%	9	5.2946	1.734020	Interest Only	12	700,310,000.00	65.64%	68	4.1948	2.570472
	61 months or greater	28	1,010,959,885.57	94.76%	68	4.3936	2.186454	299 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	32	1,066,874,432.07	100.00%	65	4.4360	2.165261	300 months or greater	19	361,752,003.29	33.91%	60	4.9058	1.379127
								Totals	32	1,066,874,432.07	100.00%	65	4.4360	2.165261
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	4,812,428.78	0.45%	7	4.2300	NAP				None
Underwriter's Information		1	32,919,176.41	3.09%	9	5.4485	1.907123
	12 months or less	30	1,029,142,826.88	96.46%	67	4.4046	2.172923
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	32	1,066,874,432.07	100.00%	65	4.4360	2.165261
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	308421001	OF	Los Angeles	CA	Actual/360	4.137%	473,148.10	0.00	0.00	N/A	05/06/27	--	137,260,000.00	137,260,000.00	10/06/21
2	301271485	OF	Uniondale	NY	Actual/360	4.450%	315,208.33	0.00	0.00	N/A	06/06/27	--	85,000,000.00	85,000,000.00	10/06/21
3	308421003	OF	Washington	DC	Actual/360	4.246%	283,951.25	0.00	0.00	N/A	03/06/27	--	80,250,000.00	80,250,000.00	10/06/21
4	301271493	OF	Loma Linda	CA	Actual/360	3.590%	239,333.33	0.00	0.00	N/A	07/06/27	--	80,000,000.00	80,000,000.00	10/06/21
5	301271484	OF	Melville	NY	Actual/360	4.400%	265,100.00	0.00	0.00	N/A	06/06/27	--	72,300,000.00	72,300,000.00	10/06/21
6	301271489	LO	Dallas	TX	Actual/360	5.400%	266,875.95	86,882.83	0.00	N/A	07/06/27	--	59,305,766.83	59,218,884.00	10/06/21
7	301271476	MU	New York	NY	Actual/360	4.500%	221,250.00	0.00	0.00	N/A	06/06/27	--	59,000,000.00	59,000,000.00	10/06/21
8	301271502	OF	San Diego	CA	Actual/360	4.168%	142,423.75	0.00	0.00	N/A	08/06/27	--	41,000,000.00	41,000,000.00	10/06/21
9	308421009	MU	New York	NY	Actual/360	3.954%	131,798.25	0.00	0.00	N/A	05/06/27	--	40,000,000.00	40,000,000.00	10/06/21
10	308421010	RT	Kihei	HI	Actual/360	4.300%	134,375.00	0.00	0.00	N/A	08/06/27	--	37,500,000.00	37,500,000.00	10/06/21
11	301271497	MU	New York	NY	Actual/360	4.307%	132,799.17	0.00	0.00	N/A	07/06/27	--	37,000,000.00	37,000,000.00	10/06/21
12	301271504	LO	Grand Cayman	CY	Actual/360	5.449%	149,684.32	47,912.39	0.00	N/A	07/06/22	--	32,967,088.80	32,919,176.41	10/01/21
13	301271426	MF	Bradenton	FL	Actual/360	4.400%	107,683.55	42,544.72	0.00	N/A	05/06/27	--	29,368,240.90	29,325,696.18	10/06/21
14	301271494	LO	Osage Beach	MO	Actual/360	5.537%	114,205.24	35,449.32	0.00	N/A	07/06/27	--	24,751,000.26	24,715,550.94	10/06/21
15	301271427	MF	St. Petersburg	FL	Actual/360	4.400%	87,044.20	34,390.32	0.00	N/A	05/06/27	--	23,739,328.03	23,704,937.71	10/06/21
16	301271496	RT	Granger	IN	Actual/360	4.711%	92,593.13	32,038.67	0.00	N/A	07/06/27	--	23,585,600.08	23,553,561.41	10/06/21
17	301271480	RT	Boardman	OH	Actual/360	4.681%	86,618.59	32,398.68	0.00	N/A	06/06/27	--	22,207,522.98	22,175,124.30	10/06/21
18	301271479	MU	New York	NY	Actual/360	4.310%	71,833.33	0.00	0.00	N/A	04/06/27	--	20,000,000.00	20,000,000.00	10/06/21
19	308421019	OF	Englewood	CO	Actual/360	4.846%	80,766.67	0.00	0.00	N/A	04/06/27	--	20,000,000.00	20,000,000.00	10/06/21
20	301271481	RT	Austin	TX	Actual/360	4.700%	72,252.00	30,438.29	0.00	N/A	06/06/27	--	18,447,318.99	18,416,880.70	10/06/21
21	301271501	RT	Chillicothe	OH	Actual/360	4.829%	68,241.13	23,877.02	0.00	N/A	08/06/27	--	16,959,585.28	16,935,708.26	10/06/21
22	301271506	RT	Kalispell	MT	Actual/360	4.801%	61,206.38	0.00	0.00	N/A	08/06/27	--	15,300,000.00	15,300,000.00	10/06/21
23	301271498	MF	Houston	TX	Actual/360	4.514%	54,679.36	20,437.63	0.00	N/A	07/06/27	--	14,534,329.79	14,513,892.16	10/06/21
24	301271474	OF	Dallas	TX	Actual/360	5.100%	55,721.87	20,291.10	0.00	N/A	06/06/22	--	13,111,027.65	13,090,736.55	10/06/21
25	301271483	RT	Adelanto	CA	Actual/360	4.650%	45,624.36	16,252.06	0.00	N/A	06/06/27	--	11,774,027.82	11,757,775.76	10/06/21
26	301271475	OF	Auburn Hills	MI	Actual/360	4.610%	40,218.01	17,521.73	0.00	N/A	06/06/27	--	10,468,896.13	10,451,374.40	10/06/21
27	301271472	RT	Las Cruces	NM	Actual/360	4.015%	36,804.17	0.00	0.00	N/A	06/06/27	--	11,000,000.00	11,000,000.00	10/06/21
28	301271503	RT	Sacramento	CA	Actual/360	4.531%	40,842.68	15,095.50	0.00	N/A	08/06/27	--	10,816,865.27	10,801,769.77	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
29	301271482	RT	Albuquerque	NM	Actual/360	4.250%	19,082.80	7,973.89	0.00	N/A	06/06/27	--	5,388,085.05	5,380,111.16	10/06/21
30	301271491	RT	Colorado Springs	CO	Actual/360	4.800%	20,399.71	7,722.35	0.00	N/A	07/06/22	--	5,099,927.11	5,092,204.76	10/06/21
31	301271492	MF	Las Vegas	NV	Actual/360	4.230%	16,990.42	7,548.07	0.00	N/A	05/06/22	--	4,819,976.85	4,812,428.78	10/06/21
32	301271505	OF	Pittsburgh	PA	Actual/360	4.666%	17,128.09	6,377.04	0.00	N/A	08/06/27	--	4,404,995.86	4,398,618.82	10/06/21
Totals							3,945,883.14	485,151.61	0.00				1,067,359,583.68	1,066,874,432.07
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	43,214,054.00	43,775,835.28	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	22,326,432.83	10,494,391.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	22,318,149.00	21,114,883.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	14,241,852.96	14,284,599.96	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	17,070,682.00	8,422,399.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	642,541.00	353,394.00	07/01/20	06/30/21	04/06/21	0.00	0.00	0.00	0.00	0.00	0.00
7	2,583,064.99	1,110,683.07	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	8,230,681.00	3,815,898.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	67,661,072.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,283,026.00	766,471.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	8,348,320.00	4,629,816.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,528,826.00	1,390,425.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,493,244.86	5,271,408.86	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,299,746.00	1,358,800.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,053,977.00	950,336.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,635,030.60	1,770,563.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	5,278,945.11	2,321,788.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	7,721,178.00	1,969,560.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,973,917.40	1,029,724.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,285,822.96	802,334.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,168,667.00	731,156.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,776,861.20	648,231.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,164,862.98	590,448.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,116,522.00	244,203.95	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,151,447.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,229,033.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,254,868.49	618,678.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	597,298.35	269,081.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	780,654.97	378,206.99	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	549,462.51	297,078.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	250,980,241.89	129,410,399.55				0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.436024%	4.413412%	65
09/13/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.436237%	4.399728%	66
08/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.436427%	4.399901%	67
07/12/21	1	59,460,659.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.436616%	4.400073%	68
06/11/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.436825%	4.400263%	69
05/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.437012%	4.400433%	70
04/12/21	0	0.00	0	0.00	1	59,708,043.79	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.437220%	4.400621%	71
03/12/21	0	0.00	0	0.00	1	59,783,807.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.437405%	4.400789%	72
02/12/21	0	0.00	1	59,886,045.25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.437653%	4.401014%	73
01/12/21	0	0.00	0	0.00	1	59,960,985.45	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.437835%	4.401180%	74
12/11/20	0	0.00	1	60,035,578.79	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.438017%	4.401345%	75
11/13/20	0	0.00	1	60,118,802.96	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.438219%	4.415550%	76
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		55,914,547	55,914,547	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		1,010,959,886	1,010,959,886	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	1,066,874,432	1,066,874,432	0	0	0	0
Sep-21	1,067,359,584	1,067,359,584	0	0	0	0
Aug-21	1,067,797,691	1,067,797,691	0	0	0	0
Jul-21	1,068,233,957	1,008,773,297	59,460,660	0	0	0
Jun-21	1,068,713,579	1,068,713,579	0	0	0	0
May-21	1,069,145,996	1,069,145,996	0	0	0	0
Apr-21	1,069,621,907	1,009,913,864	0	0	59,708,044	0
Mar-21	1,070,050,507	1,010,266,699	0	0	59,783,808	0
Feb-21	1,070,613,644	1,010,727,599	0	59,886,045	0	0
Jan-21	1,071,038,073	1,011,077,087	0	0	59,960,985	0
Dec-20	1,071,460,719	1,011,425,140	0	60,035,579	0	0
Nov-20	1,071,927,214	1,011,808,411	0	60,118,803	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	301271489	59,218,884.00	59,218,884.00	80,300,000.00	03/23/21	(11,249.34)	(0.00260)	06/30/21	07/06/27	308
Totals		59,218,884.00	59,218,884.00	80,300,000.00		(11,249.34)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	301271489	LO	TX	12/01/20	8
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	301271489	60,574,709.25	5.40000%	60,574,709.25 5.40000%		10	05/29/20	06/06/20	06/08/20
24	301271474	13,373,499.88	5.10000%	13,373,499.88 5.10000%		10	06/18/20	05/06/20	07/06/20
Totals		73,948,209.13		73,948,209.13
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Adminstrator has made available on www.ctslink.com, specifically under the "Risk Retention Compliance" tab for the GSMS 2017-GS7 transaction, certain Information provided to the

Certificate Administraor regarding compliance with the Credit Risk Retention Rules. Investors should refer to the Certificate Administrator's website for such information.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 27 of 27